Interim Condensed Consolidated Financial Statements Organization, Consolidation and Presentation of Financial Statements - Q1 (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Jan. 15, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Capital Deficiency	$ 295	$ 284
Final order and judgment including interest			$ 195
Final Order And Judgment	$ 208	$ 205	$ 195